Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares

	For the Three Months Ended June 30, 2022		For the Three Months Ended June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$(2,126,151)	$(531,538)	$1,569,174	$392,293
Denominator:
Basic and diluted weighted average ordinary shares outstanding	17,500,000	4,375,000	17,500,000	4,375,000

Basic and diluted net income (loss) per ordinary share	$(0.12)	$(0.12)	$0.09	$0.09

	For the Six Months Ended June 30, 2022		For the Six Months Ended June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$3,662,430	$915,608	$4,369,295	$1,092,324
Denominator:
Basic and diluted weighted average ordinary shares outstanding	17,500,000	4,375,000	17,500,000	4,375,000

Basic and diluted net income per ordinary share	$0.21	$0.21	$0.25	$0.25